Class A & Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments
PACE® Mortgage-Backed Securities Fixed Income Investments
Investment objective
Current income.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 121 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 219 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A & Y Prospectus - PACE® Mortgage-Backed Securities Fixed Income Investments - USD ($)	Class A	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	3.75%	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	none
Exchange fee	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE® Mortgage-Backed Securities Fixed Income Investments		Class A	Class Y
Management fees		0.53%	0.53%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (includes administration fee of 0.10%)	[1]	0.31%	0.48%
Total annual fund operating expenses		1.09%	1.01%
Management fee waiver/expense reimbursements	[2]	0.12%	0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	0.97%	0.72%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2019 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.97% for Class A and 0.72% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Y Prospectus - PACE® Mortgage-Backed Securities Fixed Income Investments - USD ($)		1 year	3 years	5 years	10 years
Class A	[1]	470	697	942	1,644
Class Y	[1]	74	293	530	1,210
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 887% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of mortgage-related fixed income instruments, such as mortgage-backed securities (including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, "to be announced" (or "TBA") securities and mortgage dollar rolls). The mortgage-backed securities in which the fund may invest include those issued or guaranteed by US government agencies or instrumentalities or private entities.

The fund also may invest in other types of investment grade fixed income instruments (or unrated bonds of equivalent quality).

TBA securities are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index, Bloomberg Barclays US Mortgage-Backed Securities Index, as calculated by the investment advisor, which as of July 31, 2018 was approximately 5.12 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may take a short position in TBA securities as a means of profiting if the underlying mortgages decline in value. The fund also may hold or purchase TBA securities with one coupon and take a short position in TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return.

The fund's investment strategies may result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that involves buying or selling specific bonds based on an analysis of their values relative to other similar bonds.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Arbitrage trading risk: The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, causing the fund to realize losses.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced going forward due to the end of an extended period of historically low rates.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Mortgage-related securities risk: Mortgage-related securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk, as discussed above. Conversely, in periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., CMOs and stripped mortgage-backed securities) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Prepayment risk: The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets on June 1995. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class A Shares*

*  The returns shown above are for Class A. Previously, the returns were shown for Class C, a class of shares the fund ceased offering on July 12, 2018 and that is no longer offered through this prospectus. Class A has substantially similar annual returns to Class C because Class A is invested in the same portfolio of securities Class C was previously invested in. Class A's returns may differ from Class C's returns to the extent that Class A does not have the same expenses Class C had previously.

Total return January 1-September 30, 2018: (1.78)% Best quarter during calendar years shown—3Q 2009: 3.71% Worst quarter during calendar years shown—2Q 2013: (2.19)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2017)
Average Annual Returns - Class A & Y Prospectus - PACE® Mortgage-Backed Securities Fixed Income Investments		Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A		(1.21%)	[1]	0.95%	[1]	3.23%	[1]	Jan. 31, 2001
Class Y		2.91%	[1]	1.98%	[1]	3.89%	[1]	Feb. 02, 2001
After Taxes on Distributions | Class A	[1]	(2.36%)		(0.02%)		1.81%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(0.69%)		0.28%		1.94%
Bloomberg Barclays US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)	[1]	2.47%		2.04%		3.84%
[1]	The returns shown above are for Class A. Previously, the returns were shown for Class C, a class of shares the fund ceased offering on July 12, 2018 and that is no longer offered through this prospectus. Class A has substantially similar annual returns to Class C because Class A is invested in the same portfolio of securities Class C was previously invested in. Class A's returns may differ from Class C's returns to the extent that Class A does not have the same expenses Class C had previously.